COMMON STOCK (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Jan. 01, 2012
Common Stock Details
Options Outstanding	1,600,000	0
Options Granted during 9 Months	1,600,000
Weighted Average exercise price	$ 0.30	$ 0
Weighted Average fair value	$ 0.21	$ 0
Weighted Average exercise price - exercisable	$ 0.30
Weighted Average fair value - exercisable	$ 0.21